UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Canada: 17.7%
34,029		Agnico-Eagle Mines Ltd.	$1,487,408	1.0
137,763		Barrick Gold Corp.	1,898,374	1.3
123,047		Canadian Natural Resources Ltd.	4,173,754	2.9
35,495		Cenovus Energy, Inc.	337,558	0.2
119,939		Crescent Point Energy Corp.	874,355	0.6
110,214		Enbridge, Inc.	4,156,170	2.9
5,308		Franco-Nevada Corp.	430,744	0.3
28,606		GoldCorp, Inc.	361,580	0.3
263,371	(1)	Kinross Gold Corp.	1,095,623	0.8
30,711		Pembina Pipeline Corp.	1,070,586	0.7
107,046		Suncor Energy, Inc.	3,720,919	2.6
72,841		Teck Cominco Ltd. - Class B	1,673,886	1.2
86,047		TransCanada Corp.	4,132,837	2.9
			25,413,794	17.7

		Netherlands: 0.8%
17,279		Royal Dutch Shell PLC - Class A ADR	1,107,929	0.8

		United Kingdom: 1.2%
63,101		TechnipFMC PLC	1,807,213	1.2

		United States: 79.5%
10,133	(1)	Alcoa Corp.	420,621	0.3
36,095		Anadarko Petroleum Corp.	1,735,809	1.2
19,218		Andeavor	2,026,922	1.4
10,818		Apache Corp.	452,517	0.3
15,202		Avery Dennison Corp.	1,734,852	1.2
31,369		Baker Hughes a GE Co.	932,600	0.6
10,063		Ball Corp.	401,614	0.3
28,979	(1)	Berry Plastics Group, Inc.	1,732,075	1.2
25,047		Boise Cascade Co.	964,309	0.7
52,798	(1)	Carrizo Oil & Gas, Inc.	1,020,585	0.7
92,476		Chevron Corp.	11,003,719	7.7
15,478		Compass Minerals International, Inc.	1,079,591	0.8
20,363	(1)	Concho Resources, Inc./Midland TX	2,847,969	2.0
95,991		ConocoPhillips	4,884,022	3.4
27,822	(1)	Crown Holdings, Inc.	1,661,808	1.2
26,623		CVR Energy, Inc.	869,241	0.6
16,403		Devon Energy Corp.	632,008	0.4
14,623	(1)	Diamondback Energy, Inc.	1,598,440	1.1
22,767	(1)	Dril-Quip, Inc.	1,091,678	0.8
6,624		Eagle Materials, Inc.	741,424	0.5
51,540		EOG Resources, Inc.	5,273,573	3.7
35,957		EQT Corp.	2,143,037	1.5
140,179		Exxon Mobil Corp.	11,675,509	8.1
39,859	(1)	Freeport-McMoRan, Inc.	554,837	0.4
18,330		Greif, Inc. - Class A	1,000,268	0.7
63,167	(1)	Gulfport Energy Corp.	808,538	0.6
71,586		Halliburton Co.	2,990,863	2.1
12,141		HollyFrontier Corp.	540,032	0.4
15,268		International Paper Co.	864,321	0.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
48,746		KapStone Paper and Packaging Corp.	$1,083,624	0.8
161,625		Kinder Morgan, Inc.	2,784,799	1.9
73,466	(1)	Laredo Petroleum, Inc.	785,352	0.5
101,366		Marathon Oil Corp.	1,504,271	1.0
54,426		Marathon Petroleum Corp.	3,408,700	2.4
4,071		Martin Marietta Materials, Inc.	848,356	0.6
11,732		National Oilwell Varco, Inc.	393,609	0.3
18,667	(1)	Newfield Exploration Co.	577,370	0.4
62,023		Newmont Mining Corp.	2,294,231	1.6
58,938		Noble Energy, Inc.	1,550,069	1.1
47,660		Occidental Petroleum Corp.	3,360,030	2.3
13,133		Oneok, Inc.	681,603	0.5
16,636		Packaging Corp. of America	1,973,030	1.4
25,553		PBF Energy, Inc.	827,151	0.6
19,938	(1)	PDC Energy, Inc.	916,151	0.6
25,552		Phillips 66	2,492,853	1.7
14,548		Pioneer Natural Resources Co.	2,270,070	1.6
126,380	(1)	QEP Resources, Inc.	1,220,831	0.8
32,686		Range Resources Corp.	589,002	0.4
130,411		Schlumberger Ltd.	8,196,331	5.7
31,685		SM Energy Co.	653,978	0.5
86,138	(1)	Southwestern Energy Co.	547,838	0.4
31,119	(1)	Summit Materials, Inc.	957,220	0.7
127,400		Tahoe Resources, Inc.	561,834	0.4
11,262		Targa Resources Corp.	488,771	0.3
29,101	(1)	Unit Corp.	622,470	0.4
29,934		US Silica Holdings, Inc.	992,911	0.7
45,667		Valero Energy Corp.	3,910,009	2.7
3,229		Vulcan Materials Co.	405,724	0.3
7,267		WestRock Co.	453,533	0.3
27,462	(1)	Whiting Petroleum Corp.	685,177	0.5
61,414		Williams Cos., Inc.	1,784,077	1.2
20,761		World Fuel Services Corp.	582,761	0.4
			114,086,518	79.5

	Total Common Stock
	(Cost $156,067,585)		142,415,454	99.2

SHORT-TERM INVESTMENTS: 0.8%
		Mutual Funds: 0.8%
1,118,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
		(Cost $1,118,000)	1,118,000	0.8

	Total Short-Term Investments
	(Cost $1,118,000)		1,118,000	0.8

	Total Investments in Securities (Cost $157,185,585)		$143,533,454	100.0
	Liabilities in Excess of Other Assets		(23,788)	–
	Net Assets		$143,509,666	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2017.

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of November 30, 2017 (Unaudited)(Continued)

Industry Diversification	Percentage of Net Assets
Oil & Gas Exploration & Production	24.0%
Integrated Oil & Gas	21.7
Oil & Gas Equipment & Services	10.1
Oil & Gas Storage & Transportation	9.2
Oil & Gas Refining & Marketing	7.8
Gold	4.6
Paper Packaging	3.5
Metal & Glass Containers	3.4
Oil & Gas	2.3
Diversified Metals & Mining	2.4
Oil&Gas	1.9
Mining	1.8
Construction Materials	1.4
Paper Products	0.8
Pipelines	0.7
Forest Products	0.7
Building Materials	0.7
Oil&Gas Services	0.6
Utilities	0.5
Oil & Gas Drilling	0.4
Energy	0.4
Aluminum	0.3
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	–
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$142,415,454	$–	$–	$142,415,454
Short-Term Investments	1,118,000	–	–	1,118,000
Total Investments, at fair value	$143,533,454	$–	$–	$143,533,454
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(266,365)	$–	$(266,365)
Total Liabilities	$–	$(266,365)	$–	$(266,365)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of November 30, 2017 (Unaudited)(Continued)

At November 30, 2017, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	UBS AG	Call	12/01/17	70.050	USD	594,059	41,049,477	$287,643	$(4,037)
Materials Select Sector SPDR® Fund	HSBC Bank USA N.A.	Call	12/15/17	59.480	USD	156,063	9,295,112	30,947	(78,979)
SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs & Co.	Call	12/15/17	36.750	USD	428,571	15,308,556	222,728	(168,051)
VanEck Vectors Gold Miners ETF	Goldman Sachs & Co.	Call	12/15/17	23.250	USD	245,722	5,521,374	90,844	(15,298)
								$632,162	$(266,365)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Instrument Type	Fair Value

Liability Derivatives

Equity contracts	Written options	$266,365
Total Liability Derivatives		$266,365

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

	HSBC Bank USA Inc.	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$78,979	$183,349	$4,037	$266,365
Total Liabilities	$78,979	$183,349	$4,037	$266,365

Net OTC derivative instruments by counterparty, at fair value	$(78,979)	$(183,349)	$(4,037)	(266,365)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(78,979)	$(183,349)	$(4,037)	$(266,365)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $156,740,780.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,123,527
Gross Unrealized Depreciation	(24,574,663)

Net Unrealized Depreciation	$(13,451,136)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018